Regulatory Matters (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 Bank	Dec. 31, 2013 Bank	Dec. 31, 2012 Bank	Sep. 30, 2013 Bank FNB	Jun. 30, 2014 Hilltop	Dec. 31, 2013 Hilltop	Dec. 31, 2012 Hilltop	Dec. 31, 2011 Hilltop	Sep. 30, 2013 Hilltop FNB	Jun. 30, 2014 FSC	Dec. 31, 2013 FSC
Tier 1 capital (to average assets)
Actual Amount				$ 811,068,000	$ 762,364,000	$ 542,307,000		$ 1,167,323,000	$ 1,112,424,000	$ 871,379,000
Actual Ratio (as a percent)				9.97%	9.29%	8.84%		13.51%	12.81%	13.08%
Minimum Capital Requirements, Amount				325,381,000	328,275,000	245,495,000		345,651,000	347,480,000	266,514,000
Minimum Capital Requirements, Ratio (as a percent)				4.00%	4.00%	4.00%		4.00%	4.00%	4.00%
Tier 1 capital (to risk-weighted assets)
Actual Amount				811,068,000	762,364,000	542,307,000		1,167,323,000	1,112,424,000	871,379,000
Actual Ratio (as a percent)				13.22%	13.38%	11.83%		18.11%	18.53%	17.72%
Minimum Capital Requirements, Amount				245,444,000	227,984,000	183,308,000		257,816,000	240,159,000	196,670,000
Minimum Capital Requirements, Ratio (as a percent)				4.00%	4.00%	4.00%		4.00%	4.00%	4.00%
Total capital (to risk-weighted assets)
Actual Amount				852,846,000	797,771,000	546,598,000	25,000,000	1,211,017,000	1,148,736,000	875,670,000		35,000,000
Actual Ratio (as a percent)				13.90%	14.00%	11.93%		18.79%	19.13%	17.81%
Minimum Capital Requirements, Amount				490,888,000	455,968,000	366,615,000		515,632,000	480,318,000	393,340,000
Minimum Capital Requirements, Ratio (as a percent)				8.00%	8.00%	8.00%		8.00%	8.00%	8.00%
Tier 1 capital (to average assets)
To Be Well Capitalized Minimum Capital Requirements, Amount				406,726,000	410,344,000	306,869,000
To Be Well Capitalized Minimum Capital Requirements, Ratio (as a percent)				5.00%	5.00%	5.00%
Tier 1 capital (to risk-weighted assets)
To Be Well Capitalized Minimum Capital Requirements, Amount				368,166,000	341,976,000	274,961,000
To Be Well Capitalized Minimum Capital Requirements, Ratio (as a percent)				6.00%	6.00%	6.00%
Total capital (to risk-weighted assets)
To Be Well Capitalized Minimum Capital Requirements, Amount				613,610,000	569,960,000	458,269,000
To Be Well Capitalized Minimum Capital Requirements, Ratio (as a percent)				10.00%	10.00%	10.00%
Reconciliation of equity capital to Tier 1 and total capital (as defined)
Total equity capital	1,396,442,000	1,311,141,000	1,144,496,000		985,519,000	831,677,000			1,311,141,000	1,144,496,000	655,383,000
Add:
Minority interests	720,000	781,000	2,054,000		781,000	2,054,000			781,000	2,054,000
Trust preferred securities									65,000,000	65,000,000
Net unrealized holding losses on securities available for sale and held in trust					42,901,000	1,125,000			34,863,000	(8,094,000)
Deduct:
Goodwill and other disallowed intangible assets					(264,822,000)	(292,341,000)			(297,174,000)	(331,508,000)
Other					(2,015,000)	(208,000)			(2,187,000)	(569,000)
Tier 1 capital (as defined)				811,068,000	762,364,000	542,307,000		1,167,323,000	1,112,424,000	871,379,000
Allowable Tier 2 capital
Allowance for loan losses					35,407,000	4,291,000			35,407,000	4,291,000
Net unrealized holding losses on equity securities									905,000
Total capital (as defined)				852,846,000	797,771,000	546,598,000	25,000,000	1,211,017,000	1,148,736,000	875,670,000		35,000,000
Financial Advisory
Net capital													60,300,000	74,300,000
Minimum net capital requirement													5,800,000	3,400,000
Net capital as a percentage of aggregate debits													21.00%	43.00%
Net capital in excess of the minimum requirement													$ (54,500,000)	$ (70,800,000)